DIVIDENDS ON ORDINARY SHARES (Tables)	12 Months Ended
Dec. 31, 2019
Dividend award [member]
DIVIDENDS ON ORDINARY SHARES (Tables) [Line Items]
Disclosure of Dividends On Ordinary Shares [Text Block]
	2019	2018	2017
	£m	£m	£m
Dividends paid in the year were as follows:
Interim dividends	4,100	11,022	2,650